Income Taxes (Tables)	9 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
Summary of Income (Loss) Before Income Taxes
Income (loss) before income taxes included the following components (in thousands):

	Years Ended December 31,
	2023	2022
United States	$918	$(712)
Foreign	1,519	(1,899)

Income (loss) before income taxes	$2,437	$(2,611)

Summary of Income Tax (Provision) Benefit Consisted
The income tax (provision) benefit consisted of (in thousands):

	Years Ended December 31,
	2023	2022
Current:
Federal	$(8,080)	$(2,077)
State	(297)	(159)
Foreign	(2,432)	(1,363)

	(10,809)	(3,599)
Deferred:
Federal	1,893	2,790
State	117	983
Foreign	1,747	(32)

	3,757	3,741

Income tax (provision) benefit	$(7,052)	$142

Summary of Reclassification Results of Operations	This reclassification resulted in no changes to the Company’s results of operations:

	Years Ended December 31,
	2023	2022
(Provision) benefit at statutory rate	$(512)	$548
State and local taxes, net of federal tax benefit	(78)	(127)
Permanent differences and other	(359)	(506)
Provision to return adjustments	99	99
Gain on restructuring	—	(834)
Foreign-derived intangible income	1,575	435
Foreign currency gain	556	339
Transaction costs	(237)	(692)
Stock compensation	(78)	(321)
Rate adjustment	(343)	664
Research & development credits	1,031	936
Foreign rate differential	(262)	(395)
Uncertain tax positions	(49)	(8)
Valuation allowance	(8,395)	4

Income tax (provision) benefit	$(7,052)	$142

Summary of Components of the Net Deferred Income Tax Liability
The components of the net deferred income tax liability were as follows (in thousands):

	December 31,
	2023	2022
Deferred income tax assets:
Accounts receivable	$502	$312
Inventories	4,553	4,597
Accrued expenses	3,010	2,681
Disallowed interest	20,830	10,723
Lease liabilities	1,758	1,538
Capitalized research and development	3,985	2,413
Credits	491	195
Net operating loss	3,731	494

	38,860	22,953
Deferred income tax liabilities:
Intangible and other long-term assets	(43,198)	(42,673)
Indefinite-lived intangible assets	(12,679)	(10,185)
Property, plant and equipment	(7,719)	(8,215)
Operating lease assets	(1,728)	(1,527)
Prepaid expenses	(368)	(389)
Unrealized gain	(1)	(543)
Other	—	(62)

	(65,693)	(63,594)

Net deferred income tax liability before valuation allowance	(26,833)	(40,641)
Valuation allowance	(9,952)	—

Net deferred income tax liability	$(36,785)	$(40,641)

Summary of Unrecognized Tax Benefits
The change in unrecognized tax benefits were as follows (in thousands):

Unrecognized tax benefit as of January 1, 2022	$534
Additions based on tax positions related to the current year	15
Additions based on tax positions from prior years	—
Reductions for tax positions of prior years	(32)
Reductions due to lapse of the applicable statute of limitations	—

Unrecognized tax benefit as of December 31, 2022	517
Additions based on tax positions related to the current year	34
Additions based on tax positions from prior years	—
Reductions for tax positions of prior years	—
Reductions due to lapse of the applicable statute of limitations	—

Unrecognized tax benefit as of December 31, 2023	$551